SUBSEQUENT EVENT - Additional Information (Detail) (Subsequent Event [Member]) In Millions, unless otherwise specified	1 Months Ended
	Mar. 06, 2013 USD ($)	Mar. 06, 2013 CNY
Subsequent Event [Line Items]
Payment to plantiff for breach of contract	$ 7.8	46.0
Ownership claim in Huainan Huacheng	25.00%	25.00%